Segment reporting (Details) - segment	3 Months Ended		12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Segment reporting
Number of reportable segments	2	0
Number of operating segments		1	2	2